Interests in equity-accounted investees - Change in the group’s ownership interest in Insighta (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 15, 2024	Oct. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Proceeds of disposal			$ 0	$ 30,000	$ 0
Carrying amount of interest on the date of disposal			(66,109)	(68,223)
Gain on partial disposal of an equity-accounted investee			$ 0	$ 1,244	$ 0
Insighta
Disclosure Of Joint Ventures And Associates [Line Items]
Proceeds of disposal	$ 30,000
Percentage of shareholding of an equity accounted investee (%)	35.00%	35.00%
Fair value of interest retained - 35%	$ 67,954
Carrying amount of interest on the date of disposal	(96,710)
Gain on partial disposal of an equity-accounted investee	$ 1,244